Note 16 - Investment in Joint Venture and Other Investment - Investment in Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 4,000,000	$ 7,396,738	$ 6,183,800
Total gain for period included in Investment income		1,024,714	1,212,938
Impairment of other investment		(4,421,452)
Return of funds, September 22, 2017	(4,000,000)
Balance		$ 4,000,000	$ 7,396,738